Net Properties (Parenthetical) (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization	539	490	489
Computer Equipment
Property, Plant and Equipment [Line Items]
Depreciation and amortization	78	56	54
Capitalized cost attributable to design and development of internal use software	105	91	54